Inventory	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory

Note 4 - Inventory

As of December 31, 2021 and 2020 inventory consisted of the following:

	As of	As of
	December 31,	December 31,
	2021	2020
Raw materials	$2,188,284	$1,068,259
Work in process	2,128,894	190,610
Finished goods	2,898,803	2,114,164
Total Inventory	$7,215,981	$3,373,033

As of December 31, 2021 and 2020, the reserve for slow moving and obsolete inventory was $170,482 and $444,485, respectively.